Net Loss Per Share	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	September 30,
	2023	2022
Stock options to purchase common stock	17,384,662	23,376,213